Fair Value Measurements (Tables) - EBP 011	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Measured at Fair Value on a Recurring Basis

The following table sets forth by level within the fair value hierarchy, the Plan’s assets at fair value as of:

	December 31, 2025
Description	Level 1	Level 2	Level 3	Total
Mutual funds	$36,026,800	$-	$-	$36,026,800
Common stock	909,685	-	-	909,685
Money market funds	28,829	-	-	28,829
Collective trust funds	103,770,899	-	-	103,770,899
Total investments measured at fair value	140,736,213	-	-	140,736,213

Investments measured at NAV (a)	-	-	-	8,280,722

Total investments	$140,736,213	$-	$-	$149,016,935

	December 31, 2024
Description	Level 1	Level 2	Level 3	Total
Mutual funds	$34,752,173	$-	$-	$34,752,173
Common stock	1,691,481	-	-	1,691,481
Money market funds	58,672	-	-	58,672
Collective trust funds	99,234,342	-	-	99,234,342
Total investments measured at fair value	135,736,668	-	-	135,736,668

Investments measured at NAV (a)	-	-	-	7,533,244

Total investments	$135,736,668	$-	$-	$143,269,912

(a) In accordance with FASB Subtopic 820-10, certain investments that were measured at net asset value per share (or their equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

Schedule of Fair Value Investments Estimated Using Net Asset Value Per Share

The following table sets forth additional disclosures of the Plan’s investments whose fair value is estimated using NAV per share (or its equivalent) as of December 31, 2025:

	Fair Value December 31,
Investment	2025	2024	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Putnam Large Cap Value	$7,259,973	$6,637,244	None	Daily	None
Lazard Emerging Markets Managed Volatility	1,020,749	896,000	None	Daily	None
	$8,280,722	$7,533,244